DERIVATIVE INSTRUMENTS (Schedule Of Derivative Instruments) (Balance Sheets) (Details) - USD ($) $ in Thousands	Jun. 30, 2017	Dec. 31, 2016
Derivatives designated as hedging instruments [Member] | Foreign exchange forward contracts [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Other account receivables and prepaid expenses	$ 1,424	$ 21
Other account payables and accrued expenses		(277)
Other comprehensive income (loss)	1,424	(256)
Derivatives not designated as hedging instruments [Member] | Foreign exchange forward contracts and other derivatives [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Other account receivables and prepaid expenses	124	176
Other account payables and accrued expenses	$ (67)	$ (79)